Summary of Significant Accounting Policies - Schedule of Net Revenues (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Net Revenues [Line Items]
Total net revenues	¥ 93,610	$ 13,067	¥ 604,051
Tuition fee [Member]
Schedule of Net Revenues [Line Items]
Total net revenues	93,413		602,877
Certification service fee [Member]
Schedule of Net Revenues [Line Items]
Total net revenues	9		109
Others [Member]
Schedule of Net Revenues [Line Items]
Total net revenues	189		2,975
Business taxes and surcharges [Member]
Schedule of Net Revenues [Line Items]
Total net revenues	(1)		(1,910)
Services transferred at a point in time [Member]
Schedule of Net Revenues [Line Items]
Total net revenues	198		3,074
Services transferred over time [Member]
Schedule of Net Revenues [Line Items]
Total net revenues	¥ 93,412		¥ 600,977